Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Bank has a 401(k) plan which covers substantially all employees with six months or more of service. The Bank's 401(k) plan permits all eligible employees to make contributions to the plan up to the IRS salary deferral limit. The Bank’s contributions to the 401(k) plan are expensed as incurred.
The Company also provides retirement benefits to certain employees under supplemental executive retirement plans.  The plans are unfunded and the Company accrues actuarially determined benefit costs over the estimated service period of the employees in the plans.  The Company recognizes the over-funded or under-funded status of a defined benefit post-retirement plan as an asset or liability on its balance sheet and recognizes changes in that funded status in the year in which the changes occur, through comprehensive income.
In connection with the benefit plans, the Bank has life insurance policies on the lives of its executives, directors and employees. The Bank is the owner and beneficiary of these policies. The cash surrender values of these policies totaled approximately $22.3 million and $22.2 million at March 31, 2017 and December 31, 2016, respectively.
The components of net periodic expense for the Company’s supplemental executive retirement plans for the three months ended March 31, 2017 and 2016 were as follows:

(Dollars in thousands)	Three Months Ended March 31,
	2017	2016
Service cost	$33	$49
Interest cost	45	38
Actuarial gain recognized	(19)	(26)
Total	$59	$61

Benefit Plans

Retirement Savings Plan

The Bank has a 401(k) plan which covers substantially all employees with six months or more of service.  The plan permits all eligible employees to make basic contributions to the plan up to the IRS salary deferral limit.  Under the plan, the Bank provided a matching contribution of 50% in 2016 and 2015, up to 6% of base compensation.  Employer contributions to the plan amounted to $272,000 in 2016 and $274,000 in 2015.

Supplemental Executive Retirement Plan

The Company also provides retirement benefits to certain employees under supplemental executive retirement plans.  The plans are unfunded and the Company accrues actuarially determined benefit costs over the estimated service period of the employees in the plans.  The present value of the benefits accrued under these plans as of December 31, 2016 and 2015 is approximately $4.7 million and $5.2 million, respectively, and is included in other liabilities and accumulated other comprehensive income in the accompanying consolidated balance sheets.  Compensation expense related to the supplemental executive retirement plans of $235,000 and $184,000 is included in the accompanying consolidated statements of income for the years ended December 31, 2016 and 2015, respectively.

Bank-Owned Life Insurance

In connection with the benefit plans, the Bank has life insurance policies on the lives of its executives, directors, officers and employees.  The Bank is the owner and beneficiary of the policies.  The cash surrender values of the policies totaled approximately $22.2 million and $21.6 million as of December 31, 2016 and 2015, respectively.

The following table sets forth the changes in benefit obligations of the Company’s supplemental executive retirement plans.

(Dollars in thousands)	2016	2015
Change in Benefit Obligation
Beginning January 1	$4,971	$4,511
Service cost	216	267
Interest cost	179	183
Actuarial (gain) loss	(83)	53
Benefits paid	(670)	(43)
Ending December 31	$4,613	$4,971

Amount Recognized in Consolidated Balance Sheets
Liability for pension	$4,722	$5,157
Net actuarial gain included in accumulated other comprehensive income	(109)	(186)
Prior service cost included in accumulated other comprehensive income	—	—
Net recognized pension liability	$4,613	$4,971

Information for pension plans with an accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$4,613	$4,971
Accumulated benefit obligation	4,463	4,699

Components of Net Periodic Benefit Cost	2016	2015
Service cost	$216	$267
Interest cost	179	183
Amortization of prior service cost	—	—
Recognized net actuarial gain	(160)	(266)
Net periodic benefit expense	$235	$184

The net periodic benefit cost is projected to be $184,000 and actuarial gains of $109,000 are expected to be removed from accumulated other comprehensive income and recognized as a component of net periodic benefit expense for the year ending December 31, 2017.

Weighted-Average Assumptions, December 31	2016	2015
Discount Rate	4.0%	4.0%
Salary Scale	4.0%	4.0%

Projected Annual Benefit Payments*
(Dollars in thousands)	2017	$4,906
	2018	$—
	2019	$—
	2020	$—
	2021	$—
	2022-2026	$—

* Represents management’s expectation as of December 31, 2016 as to when such payments will be made.